Deferred debt issuance cost (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Finance Costs [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
The deferred debt issuance costs are comprised of the following amounts:

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Total deferred debt issuance cost	$19,655	$10,447
Accumulated amortization and write down	(5,078)	(791)
Total deferred debt issuance cost, net	14,577	9,656

Current deferred debt issuance cost	2,603	2,725
Long term deferred debt issuance cost	11,974	6,931
Total deferred debt issuance cost	$14,577	$9,656